Debt Senior Notes (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended
	May 17, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 14, 2013	Mar. 03, 2014
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ (34,000,000)	$ (39,000,000)	$ (1,000,000)
Payments of Debt Issuance Costs	23,000,000
Senior Note Net Proceeds	1,000,000,000
Notes Payable, Other Payables [Member] | Senior Notes, 5.875% Due 2019 [Member]
Debt Instrument [Line Items]
Senior notes issued	500,000,000
Senior Notes Interest Rate at Period End	5.875%		5.875%
Debt Instrument, Maturity Date		May 15, 2019	May 15, 2019
Loss on extinguishment of debt		(33,000,000)
Notes Payable, Other Payables [Member] | Senior Notes, 6.125% Due 2021 [Member]
Debt Instrument [Line Items]
Senior notes issued	500,000,000
Senior Notes Interest Rate at Period End		6.125%	6.125%
Debt Instrument, Maturity Date		May 15, 2021	May 15, 2021
Notes Payable, Other Payables [Member] | Senior Notes, 5.000% Due 2023 [Member]
Debt Instrument [Line Items]
Senior notes issued					800,000,000
Senior Notes Interest Rate at Period End		5.00%	5.00%
Debt Instrument, Maturity Date		Feb. 15, 2023	Feb. 15, 2023
Payments of Debt Issuance Costs					12,000,000
Notes Payable, Other Payables [Member] | Senior Notes, 4.150% Due 2024 [Member]
Debt Instrument [Line Items]
Senior notes issued						700,000,000
Senior Notes Interest Rate at Period End		4.15%				4.15%
Debt Instrument, Maturity Date		Mar. 15, 2024
Payments of Debt Issuance Costs		$ 6,000,000
Debt Instrument, Price						99.649%
Debt Instrument, Interest Rate, Effective Percentage						4.193%